Financial Instruments - Fair value of the Level III long-term Financial Assets by Classification Level (Details) - Level III $ in Millions	12 Months Ended
Dec. 31, 2025 CAD ($)
Reconciliation of changes in fair value measurement, assets [abstract]
Opening balance	$ 0
Draws	170
Repayments	(19)
Fair value changes	(5)
Change in foreign exchange rates	(6)
Transfers out of Level III	0
Ending balance	140
Losses recognized in other comprehensive loss	0
Total losses included in (loss) earnings before income taxes	(11)
Unrealized losses included in (loss) earnings before income taxes relating to net assets (liabilities) held at year end	$ (11)